Acquisitions and Divestitures (Combined Results of Operations of Company and its Subsidiaries) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total revenues	¥ 2,345,327
Income from Continuing Operations	255,219
HLIKK
Business Acquisition [Line Items]
Total revenues	2,220,805
Income from Continuing Operations	¥ 259,239